Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of our company.

Pay Versus Performance

Year	Summary Compensation Table Totals for PEO (1) (2)	Compensation Actually Paid to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4) (5)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (in thousands) (7)
2026	$3,259,827	$7,380,767	$1,213,909	$2,714,055	$269.68	$(903)
2025	$956,418	$2,557,968	$613,297	$1,172,957	$178.56	$23,686
2024	$820,993	$1,435,178	$439,548	$688,111	$89.39	$5,594

Notes:

(1)	On July 13, 2022, Dr. Thomas McClelland was named Interim President and Chief Executive Officer of the Company. On January 17, 2023, Dr. McClelland was named as the Company’s President and Chief Executive Officer.

(2)	The values reflected in these columns reflect the “Total Compensation” paid to the Company’s Principal Executive Officer, as set forth in the Summary Compensation Table included in this and prior proxy statements.

(3)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers:
	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards Adjustments (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2026	$3,259,827	$2,629,000	$6,749,940	$7,380,767
2025	$956,418	$475,500	$2,077,050	$2,557,968
2024	$820,993	$345,500	$959,685	$1,435,178

Average Non-PEO NEOs
2026	$1,213,909	$788,700	$2,288,846	$2,714,055
2025	$613,297	$221,869	$781,528	$1,172,957
2024	$439,548	$103,650	$352,213	$688,111

(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:

Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over
Year Change
in Fair
Value as
of Covered
Year End
(as Compared
to Prior
Year End)
of
Outstanding
and Unvested
Equity Awards
Granted in
Prior Years
and
Outstanding
and Unvested
as of
Covered
Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2026	$2,508,000	$3,055,200	$1,186,740	$6,749,940
2025	$930,000	$915,300	$231,750	$2,077,050
2024	$480,000	$357,390	$122,295	$959,685

Average Non-PEO NEOs
2026	$752,400	$1,084,846	$451,601	$2,288,846
2025	$406,875	$288,961	$85,692	$781,528
2024	$144,000	$153,985	$54,228	$352,213

(4)	During fiscal year 2026, 2025 and 2024, the non-PEO Named Executive Officers were Oleandro Mancini and Steven Bernstein.

(5)	The dollar amounts reported in this column represent the average of the amounts reported for our Named Executive Officers, other than our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year.

(6)	Cumulative Total Share Return (“TSR”) represents the measurement period value of an investment of $100 in our stock on April 28, 2023 (the last day of trading before our 2024 fiscal year), the value again on April 30, 2024 (the last day of trading before our 2025 fiscal year), the value again on April 30, 2025 (the last day of trading before our 2026 fiscal year) and the value again on April 30, 2026 (the last trading day before our 2027 fiscal year). There was a $1 per share dividend paid in August of 2024.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	On July 13, 2022, Dr. Thomas McClelland was named Interim President and Chief Executive Officer of the Company. On January 17, 2023, Dr. McClelland was named as the Company’s President and Chief Executive Officer.

PEO Actually Paid Compensation Amount	$ 7,380,767	$ 2,557,968	$ 1,435,178
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers:
	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards Adjustments (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2026	$3,259,827	$2,629,000	$6,749,940	$7,380,767
2025	$956,418	$475,500	$2,077,050	$2,557,968
2024	$820,993	$345,500	$959,685	$1,435,178

Average Non-PEO NEOs
2026	$1,213,909	$788,700	$2,288,846	$2,714,055
2025	$613,297	$221,869	$781,528	$1,172,957
2024	$439,548	$103,650	$352,213	$688,111
(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:
Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over
Year Change
in Fair
Value as
of Covered
Year End
(as Compared
to Prior
Year End)
of
Outstanding
and Unvested
Equity Awards
Granted in
Prior Years
and
Outstanding
and Unvested
as of
Covered
Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2026	$2,508,000	$3,055,200	$1,186,740	$6,749,940
2025	$930,000	$915,300	$231,750	$2,077,050
2024	$480,000	$357,390	$122,295	$959,685

Average Non-PEO NEOs
2026	$752,400	$1,084,846	$451,601	$2,288,846
2025	$406,875	$288,961	$85,692	$781,528
2024	$144,000	$153,985	$54,228	$352,213

Non-PEO NEO Average Total Compensation Amount	$ 1,213,909	613,297	439,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,714,055	1,172,957	688,111
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, and Non-PEO Named Executive Officers:
	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards Adjustments (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2026	$3,259,827	$2,629,000	$6,749,940	$7,380,767
2025	$956,418	$475,500	$2,077,050	$2,557,968
2024	$820,993	$345,500	$959,685	$1,435,178

Average Non-PEO NEOs
2026	$1,213,909	$788,700	$2,288,846	$2,714,055
2025	$613,297	$221,869	$781,528	$1,172,957
2024	$439,548	$103,650	$352,213	$688,111
(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:
Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over
Year Change
in Fair
Value as
of Covered
Year End
(as Compared
to Prior
Year End)
of
Outstanding
and Unvested
Equity Awards
Granted in
Prior Years
and
Outstanding
and Unvested
as of
Covered
Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2026	$2,508,000	$3,055,200	$1,186,740	$6,749,940
2025	$930,000	$915,300	$231,750	$2,077,050
2024	$480,000	$357,390	$122,295	$959,685

Average Non-PEO NEOs
2026	$752,400	$1,084,846	$451,601	$2,288,846
2025	$406,875	$288,961	$85,692	$781,528
2024	$144,000	$153,985	$54,228	$352,213

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

The compensation actually paid to our Principal Executive Officer and the average amount of compensation actually paid to our non-PEO Named Executive Officers during the periods presented are not directly correlated with TSR. We do utilize several performance criteria to align executive compensation with our performance, but those performance measures do not include TSR. For example, as described in more detail above in the section “Narrative Disclosure of Summary Compensation Table – Short-Term Incentive Bonus Programs” and “- Long-Term Incentives,” part of the compensation our Named Executive Officers are eligible to receive consists of discretionary annual cash bonuses and long-term equity awards which have performance criteria based upon consolidated bookings, revenue, operating income and certain other metrics designed to provide appropriate incentives to achieve corporate goals and to reward our executives for individual achievement towards these goals. We believe these bonus opportunities and equity awards align our Named Executive Officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our Named Executive Officers to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The compensation actually paid to our Principal Executive Officer and the average amount of compensation actually paid to our non-PEO Named Executive Officers during the periods presented are not directly correlated with our net income, particularly in fiscal year 2026. As described below, net income declined from $23.7 million in fiscal year 2025 to a net loss of $(0.9) million in fiscal year 2026 as a result of deliberate strategic investments in the business, while compensation actually paid increased, driven primarily by the significant appreciation in our stock price during the period, which increased the fair value of equity awards included in the compensation actually paid calculation.

We invested significantly in the business during fiscal year 2026 in order to better prepare the Company for the anticipated strong growth ahead. The majority of this investment was focused on hiring engineering talent in advance of the large ramp-up in production and revenue we are expecting. This had near-term dampening effects on gross margin, as engineering costs flow through the manufacturing overhead portion of the Company’s cost of goods sold, raising this expense before the corresponding revenue is generated. A second meaningful investment during fiscal year 2026 was a significant manufacturing efficiency project. This business process improvement investment should allow the Company to improve turnaround time. The related expenses flowed through overhead and had a similar adverse impact on gross margins. But with increasing orders and strong demand, we think such investments were prudent long-term decisions and will allow the Company to be ready for that business and to super-serve our customers, who increasingly want more work done more quickly. We believe this should meaningfully benefit our stockholders as well, as we seek to increasingly provide higher levels of mission-critical products that perform to the highest standards in the harshest environments and do so with high incremental margins.

The decline in net income during fiscal year 2026 primarily reflected the Company’s deliberate strategic investments described above, which management identified and executed in furtherance of the Company’s long-term growth objectives. The Committee does not view this decline as indicative of executive performance, but rather as an anticipated consequence of near-term investment that the Committee believes will support net income growth in future periods.

Total Shareholder Return Amount	$ 269.68	178.56	89.39
Net Income (Loss)	$ (903)	$ 23,686,000	$ 5,594
PEO Name	Dr. Thomas McClelland	Dr. Thomas McClelland	Dr. Thomas McClelland
Additional 402(v) Disclosure	Cumulative Total Share Return (“TSR”) represents the measurement period value of an investment of $100 in our stock on April 28, 2023 (the last day of trading before our 2024 fiscal year), the value again on April 30, 2024 (the last day of trading before our 2025 fiscal year), the value again on April 30, 2025 (the last day of trading before our 2026 fiscal year) and the value again on April 30, 2026 (the last trading day before our 2027 fiscal year). There was a $1 per share dividend paid in August of 2024.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Thomas McClelland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,259,827	$ 956,418	$ 820,993
PEO Actually Paid Compensation Amount	7,380,767	2,557,968	1,435,178
Oleandro Mancini and Steven Bernstein [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,213,909	613,297	439,548
Non-PEO NEO Average Compensation Actually Paid Amount	2,714,055	1,172,957	688,111
PEO | Thomas McClelland [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,749,940	2,077,050	959,685
PEO | Thomas McClelland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,629,000	475,500	345,500
PEO | Thomas McClelland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,508,000	930,000	480,000
PEO | Thomas McClelland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,055,200	915,300	357,390
PEO | Thomas McClelland [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,186,740	231,750	122,295
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,288,846	781,528	352,213
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,700	221,869	103,650
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752,400	406,875	144,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,084,846	288,961	153,985
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 451,601	$ 85,692	$ 54,228